Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

July 31, 2020

ISC-QTLY-0920
1.804839.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 4.1%
GUD Holdings Ltd.	1,159,636	$9,312,362
Hansen Technologies Ltd.	3,356,250	7,073,725
Imdex Ltd.	13,853,042	13,113,930
Inghams Group Ltd. (a)	7,596,317	18,018,266
Nanosonics Ltd. (b)	1,887,880	8,349,046
National Storage (REIT) unit	9,720,311	12,500,417
Pact Group Holdings Ltd. (b)	3,086,159	4,630,303
Servcorp Ltd. (c)	5,501,618	8,175,712
SomnoMed Ltd. (b)(c)	4,653,036	4,421,401

TOTAL AUSTRALIA		85,595,162

Austria - 2.2%
IMMOFINANZ Immobilien Anlagen AG (b)	547,474	9,047,905
Mayr-Melnhof Karton AG	103,900	16,081,915
Wienerberger AG	853,000	19,563,288

TOTAL AUSTRIA		44,693,108

Belgium - 0.8%
Econocom Group SA	5,882,100	16,282,726
Bermuda - 0.6%
Hiscox Ltd.	1,305,420	13,355,940
Brazil - 0.6%
Estacio Participacoes SA	1,882,800	12,231,857
Canada - 6.0%
CCL Industries, Inc. Class B	345,900	11,507,189
Computer Modelling Group Ltd.	1,632,380	6,032,536
ECN Capital Corp.	2,694,400	9,494,619
Genesis Land Development Corp. (b)(c)	2,969,722	2,704,887
Lassonde Industries, Inc. Class A (sub. vtg.)	162,199	19,835,153
McCoy Global, Inc. (b)	1,328,570	381,873
North West Co., Inc.	664,900	14,792,654
Open Text Corp.	507,396	22,838,407
Richelieu Hardware Ltd.	356,300	8,831,356
TFI International, Inc. (Canada)	253,400	10,995,265
Total Energy Services, Inc.	610,400	956,990
Western Forest Products, Inc. (a)	13,914,875	10,907,924
Whitecap Resources, Inc.	2,641,553	4,358,380

TOTAL CANADA		123,637,233

Cayman Islands - 5.5%
AMVIG Holdings Ltd.	35,672,000	6,167,565
ASM Pacific Technology Ltd.	1,311,500	14,738,997
Best Pacific International Holdings Ltd.	17,846,000	2,417,752
China Metal Recycling (Holdings) Ltd. (b)(d)	436,800	1
Haitian International Holdings Ltd.	6,812,000	15,680,178
Impro Precision Industries Ltd. (e)	15,697,300	5,407,764
Kangji Medical Holdings Ltd. (b)	955,500	3,173,370
Pico Far East Holdings Ltd.	56,047,231	7,376,253
Precision Tsugami China Corp. Ltd.	12,908,453	11,825,351
SITC International Holdings Co. Ltd.	21,015,000	21,068,417
Value Partners Group Ltd.	20,707,000	10,419,893
Wise Talent Information Technology Co. Ltd. (b)	1,610,400	3,740,139
Xingda International Holdings Ltd.	60,321,591	12,297,345

TOTAL CAYMAN ISLANDS		114,313,025

China - 1.8%
Qingdao Port International Co. Ltd. (H Shares) (e)	26,533,000	15,029,079
TravelSky Technology Ltd. (H Shares)	4,756,000	9,143,440
Weifu High-Technology Group Co. Ltd. (B Shares)	7,725,486	13,048,090

TOTAL CHINA		37,220,609

Denmark - 1.1%
Jyske Bank A/S (Reg.) (b)	280,703	8,960,543
Spar Nord Bank A/S	1,685,026	13,887,064

TOTAL DENMARK		22,847,607

Finland - 1.0%
Ahlstrom-Munksjo OYJ	665,678	10,350,587
Enento Group Oyj (e)	76,928	3,262,224
Nanoform Finland PLC	478,300	2,343,800
Olvi PLC (A Shares)	101,638	5,088,290

TOTAL FINLAND		21,044,901

France - 3.2%
Altarea SCA	84,457	11,580,185
Lectra	415,454	8,789,337
Maisons du Monde SA (e)	836,307	12,698,298
The Vicat Group	370,956	12,235,093
Thermador Groupe SA	212,266	14,202,200
Virbac SA (b)	32,600	7,088,856

TOTAL FRANCE		66,593,969

Germany - 4.1%
CTS Eventim AG	188,000	7,423,158
DIC Asset AG	1,081,037	14,007,483
DIC Asset AG rights(b)(f)	1,037,800	623,463
DWS Group GmbH & Co. KGaA (b)(e)	272,000	10,200,010
JOST Werke AG (e)	503,872	18,429,293
Takkt AG	1,265,230	15,559,543
Talanx AG	533,867	19,457,195

TOTAL GERMANY		85,700,145

Greece - 1.0%
Mytilineos SA	2,344,616	21,652,829
Hong Kong - 1.8%
Dah Sing Banking Group Ltd.	9,924,000	8,963,266
Far East Horizon Ltd.	14,766,000	12,155,282
Magnificent Hotel Investment Ltd.	316,412,000	4,205,055
Sino Land Ltd.	9,172,837	11,113,497

TOTAL HONG KONG		36,437,100

India - 2.3%
Cyient Ltd.	1,428,166	6,290,640
Embassy Office Parks (REIT)	2,124,800	10,158,030
L&T Technology Services Ltd. (e)	597,133	12,045,875
Oberoi Realty Ltd. (b)	2,196,600	10,258,814
Shriram Transport Finance Co. Ltd. (b)	98,618	909,966
Shriram Transport Finance Co. Ltd.	854,697	7,886,439

TOTAL INDIA		47,549,764

Indonesia - 0.8%
PT ACE Hardware Indonesia Tbk	61,050,100	7,315,686
PT Selamat Sempurna Tbk	99,707,100	8,761,328

TOTAL INDONESIA		16,077,014

Ireland - 1.9%
Irish Residential Properties REIT PLC	11,551,000	19,729,426
Mincon Group PLC (c)	11,680,944	11,420,441
United Drug PLC (United Kingdom)	818,600	7,629,417

TOTAL IRELAND		38,779,284

Italy - 1.4%
Banca Generali SpA	382,100	11,342,386
MARR SpA	649,209	9,650,965
Recordati SpA	166,611	8,878,776

TOTAL ITALY		29,872,127

Japan - 24.5%
Aeon Delight Co. Ltd.	595,300	17,855,345
Arata Corp.	634,600	30,094,868
Arc Land Sakamoto Co. Ltd.	1,398,400	25,800,153
Aucnet, Inc.	531,390	5,662,538
Central Automotive Products Ltd.	374,100	7,492,249
DaikyoNishikawa Corp.	2,342,200	9,779,910
Daiwa Industries Ltd.	1,506,700	11,742,738
Dexerials Corp.	1,921,700	17,264,529
Dip Corp.	454,300	8,536,231
DTS Corp.	180,500	3,444,429
GMO Internet, Inc.	503,600	14,510,226
Inaba Denki Sangyo Co. Ltd.	500,100	11,456,639
Isuzu Motors Ltd.	2,097,600	17,109,084
IT Holdings Corp.	272,600	5,850,902
Jm Holdings Co. Ltd.	251,100	8,693,793
Kenedix, Inc.	3,250,800	14,771,478
Kirindo Holdings Co. Ltd. (c)	647,909	16,464,741
Meitec Corp.	197,300	9,114,326
Mirait Holdings Corp.	615,000	8,435,879
Mitani Shoji Co. Ltd.	254,500	15,747,721
Morinaga & Co. Ltd.	143,400	5,195,210
Nihon Parkerizing Co. Ltd.	1,951,000	18,836,352
Nishimoto Co. Ltd.	499,500	8,734,349
NOF Corp.	335,800	12,466,997
NSD Co. Ltd.	800,300	14,576,339
PALTAC Corp.	231,900	12,530,991
Paramount Bed Holdings Co. Ltd.	374,700	15,946,564
Persol Holdings Co., Ltd.	1,902,000	24,041,151
Renesas Electronics Corp. (b)	4,296,900	23,462,361
Ricoh Leasing Co. Ltd.	256,800	6,448,202
S Foods, Inc.	710,969	16,952,300
San-Ai Oil Co. Ltd.	1,561,700	12,554,973
Santen Pharmaceutical Co. Ltd.	474,900	7,985,660
SG Holdings Co. Ltd.	210,600	7,699,419
Shinsei Bank Ltd.	890,300	10,057,950
Ship Healthcare Holdings, Inc.	294,900	12,647,924
THK Co. Ltd.	546,900	12,694,094
TKC Corp.	191,600	10,534,335
Tsuruha Holdings, Inc.	58,400	8,049,275
Yamada Consulting Group Co. Ltd.	444,280	4,700,709

TOTAL JAPAN		505,942,934

Korea (South) - 0.8%
Hyundai Fire & Marine Insurance Co. Ltd.	858,086	16,718,850
Luxembourg - 1.3%
B&M European Value Retail SA	2,178,600	13,203,776
Stabilus SA	252,900	12,654,943

TOTAL LUXEMBOURG		25,858,719

Mexico - 1.3%
Credito Real S.A.B. de CV (b)	6,947,800	3,992,917
Genomma Lab Internacional SA de CV (b)	12,151,448	12,831,230
Gruma S.A.B. de CV Series B	779,400	9,145,824

TOTAL MEXICO		25,969,971

Netherlands - 3.8%
AerCap Holdings NV (b)	272,800	7,346,504
Amsterdam Commodities NV	769,655	17,098,761
Arcadis NV	545,758	11,153,892
Intertrust NV (e)	753,700	13,921,032
RHI Magnesita NV	843,274	26,757,219
Van Lanschot NV (Bearer)	170,941	2,959,991

TOTAL NETHERLANDS		79,237,399

New Zealand - 0.9%
EBOS Group Ltd.	1,221,274	17,656,886
Panama - 0.4%
Intercorp Financial Services, Inc.	348,700	8,804,675
Philippines - 1.4%
Century Pacific Food, Inc.	38,378,200	11,326,897
Jollibee Food Corp.	2,057,000	5,660,951
Robinsons Land Corp.	35,274,000	11,087,311

TOTAL PHILIPPINES		28,075,159

Romania - 0.5%
Banca Transilvania SA	20,934,336	10,206,146
Singapore - 2.1%
Boustead Singapore Ltd.	12,196,612	6,321,478
Hour Glass Ltd.	13,304,580	6,550,635
HRnetgroup Ltd.	17,015,500	5,956,746
Mapletree Industrial (REIT)	5,428,616	12,978,990
Wing Tai Holdings Ltd.	9,005,500	11,216,959

TOTAL SINGAPORE		43,024,808

Spain - 1.3%
Laboratorios Farmaceuticos ROVI SA	328,200	11,211,492
Prosegur Compania de Seguridad SA (Reg.)	5,656,615	14,858,957

TOTAL SPAIN		26,070,449

Sweden - 2.4%
Dustin Group AB (e)	2,781,479	16,821,354
Granges AB	1,346,821	10,806,412
HEXPOL AB (B Shares)	1,680,000	11,135,838
John Mattson Fastighetsforetag (b)	627,800	10,582,144

TOTAL SWEDEN		49,345,748

Taiwan - 3.6%
King's Town Bank	5,227,000	6,390,890
Lumax International Corp. Ltd.	4,827,600	11,032,353
Makalot Industrial Co. Ltd.	1,149,000	7,063,364
Sporton International, Inc.	1,141,740	9,662,911
Test Research, Inc.	7,563,000	13,986,476
Tripod Technology Corp.	3,203,000	13,853,995
Yageo Corp.	509,000	6,743,444
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,538,000	6,119,828

TOTAL TAIWAN		74,853,261

Thailand - 0.8%
Star Petroleum Refining PCL	78,418,300	17,473,780
United Kingdom - 10.9%
Alliance Pharma PLC	17,191,210	16,314,888
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Program) Class A warrants 1/21/22 (b)(e)	8,139,056	12,637,105
Bodycote PLC	1,180,800	8,702,106
Bond International Software PLC (b)(d)	899,666	12
Dart Group PLC	539,102	4,562,250
Dechra Pharmaceuticals PLC	70,195	2,624,243
Informa PLC	1,217,386	5,772,345
ITE Group PLC	7,909,617	8,262,244
J.D. Weatherspoon PLC	717,279	7,933,859
John Wood Group PLC	6,105,300	15,268,406
Luxfer Holdings PLC sponsored	1,078,459	13,696,429
McColl's Retail Group PLC (c)	9,602,129	4,644,315
Mears Group PLC	5,478,240	9,824,292
Moneysupermarket.com Group PLC	2,772,640	10,670,394
On The Beach Group PLC (e)	2,114,700	7,736,958
PayPoint PLC	431,911	3,397,883
Savills PLC	1,082,400	10,598,125
Ten Entertainment Group PLC (c)	5,336,635	9,290,921
Topps Tiles PLC	7,029,354	3,901,404
Tullett Prebon PLC	4,837,669	20,998,599
Ultra Electronics Holdings PLC	436,581	13,612,761
Victrex PLC	477,800	11,720,749
Vistry Group PLC	1,250,497	10,058,754
Volution Group PLC	6,469,201	14,099,527

TOTAL UNITED KINGDOM		226,328,569

TOTAL COMMON STOCKS
(Cost $2,075,304,862)		1,989,451,754

Nonconvertible Preferred Stocks - 0.0%
Brazil - 0.0%
Banco ABC Brasil SA
(Cost $709,596)	295,200	795,643

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.14% (g)	71,874,610	71,896,173
Fidelity Securities Lending Cash Central Fund 0.13% (g)(h)	1,646,472	1,646,637
TOTAL MONEY MARKET FUNDS
(Cost $73,530,945)		73,542,810
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,149,545,403)		2,063,790,207
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,712,325
NET ASSETS - 100%		$2,067,502,532

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $128,188,992 or 6.2% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$660,413
Fidelity Securities Lending Cash Central Fund	132,029
Total	$792,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genesis Land Development Corp.	$4,820,743	$524,035	$--	$--	$--	$(2,639,891)	$2,704,887
Kirindo Holdings Co. Ltd.	12,969,727	--	--	117,378	--	3,495,014	16,464,741
McColl's Retail Group PLC	5,671,782	--	--	--	--	(1,027,467)	4,644,315
Mincon Group PLC	10,176,939	2,581,047	--	219	--	(1,337,545)	11,420,441
Servcorp Ltd.	15,135,173	770,445	--	321,780	--	(7,729,906)	8,175,712
SomnoMed Ltd.	7,022,858	589,627	296,441	--	110,189	(3,004,832)	4,421,401
Ten Entertainment Group PLC	14,596,790	2,662,954	1,333,854	209,786	239,919	(6,874,888)	9,290,921
Topps Tiles PLC	6,354,270	3,738,943	2,241,207	194,979	(1,871,956)	(2,078,646)	--
Total	$76,748,282	$10,867,051	$3,871,502	$844,142	$(1,521,848)	$(21,198,161)	$57,122,418

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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